NOTE 5. - CONVERTIBLE NOTES (Details) - A summary of value changes to the Convertible Promissory Note for the period ended April 30, 2013 is (USD $)	9 Months Ended
	Apr. 30, 2013	Jun. 12, 2013	Apr. 19, 2013
A summary of value changes to the Convertible Promissory Note for the period ended April 30, 2013 is [Abstract]
Principal amount	$ 53,000	$ 335,000	$ 53,000
Less: discount related to fair value of the embedded conversion feature	(7,102)
Add: amortization of discount	379
Carrying value at April 30, 2013	$ 46,277